SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Plant and equipment salvage value, percentage	0.00%
Operating lease right of use asset	$ 258,967	$ 34,143
Operating lease liability	$ 258,967	$ 34,143
Borrowing cost, rate	3.625%	2.75%
Diluted income (loss) per share	0	0
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Borrowing cost, rate	2.25%	2.25%